UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Mark Greer
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2021

Date of reporting period: 05/31/2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) [Report]

(b) Not applicable.

May 31,2021
State Farm Associates’ Funds Trust
SEMI-ANNUAL REPORT
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year and as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at sec.gov. The Funds make the information on Form N-PORT available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-0740.

Compensation Deduction or Automatic Investment Plan (AlP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by calling 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2021, for the State Farm Associates’ Funds Trust (“the Trust”). We encourage your review and consideration of the entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

On June 17, 2021, AFT shareholders approved the reorganization of the mutual funds within AFT into similar new mutual funds offered by Advisers Investment Trust (AIT). The reorganization is planned for late August 2021. The AIT funds will continue to be advised by State Farm Investment Management Corp. with Northern Trust Investments, Inc. providing day-to-day portfolio management and shareholder servicing. The AIT funds have the same or substantially similar investment objectives, principal investment strategies, risks, and fees as the AFT funds.

Market Review

During the 6-month period ended May 31, 2021, the U.S. equity market experienced a positive total return while the U.S. fixed income market was mixed.

As represented by the S&P 500 Index (the “Index”) in the chart below, U.S. equities rose to several record closing prices throughout the period, including crossing the 4,000-point threshold for the first time on April 1.3 The historic mark was followed by the Index continuing to set new highs during the remainder of April and into May, ultimately reaching its peak record close of 4,232 on May 7. The Index finished the period at 4,204 – a sizeable increase from where it had started (3,621) – while posting a 16.43% total return, including dividends.

1	Investing involves risk, including potential for loss.

2	Asset allocation does not assure a profit or protect against loss.

3

Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

The time period began with encouraging COVID-19 vaccine news in combination with another round of stimulus packages and continued loose monetary policy, which helped the U.S. equity market finish the calendar year with a positive return. News of more fiscal support helped maintain positive sentiment early in January, as President Biden proposed his $1.9 trillion coronavirus relief package that included among other things, up to $1,400 in additional direct payments, increased federal unemployment benefits, aid to state and local governments, and funding for vaccine distribution. However, stocks subsequently experienced a slight pullback as the S&P 500 fell by -1.0% in January. The retreat, which occurred late in the month shortly after the Index had reached a new all-time high on January 26, saw U.S. equities decline by -3.5% in the last three trading days of the month, on fears of extended market valuations.

Despite the slight downturn in January, the U.S. equity market rebounded swiftly in February and March to help the Index rise 6.2% during the first calendar quarter of 2021, finishing those three months at an all-time high. The expanding rollout of vaccines and the steady decline in COVID-19 related cases, hospitalizations and deaths enabled more states and municipalities to ease restrictions, thereby allowing the U.S. economic recovery to gain traction. As a result, shares of companies most sensitive to changing economic conditions led U.S. stock gains during the quarter. The rotation into these cyclical sectors more than offset weakness in the handful of stay-at-home stocks, primarily large-cap technology companies that benefited during most of 2020 as people sheltered in place and worked from home.

In April, the U.S. equity market spent much of the month grappling with two competing dynamics: signs of a strong economic rebound – particularly in the U.S. – and worsening COVID-19 cases elsewhere in the world that threatened to hamper the global recovery. Robust corporate earnings as well as improved U.S. economic data helped push the Index to record levels throughout the month, finishing ahead 5.3%. The 6-month period ended with the S&P 500 setting several more all-time highs in the first half of May, while experiencing some volatility during the second half of the month due to inflationary concerns, rising input costs and a tight labor market. Ultimately, the Index closed higher, up 0.7% in May, while finishing with a positive total return in five of the six months during the time period.

Among the major fixed income indices, the Bloomberg Barclays 1 -5 Year Treasury Index4 and the Bloomberg Barclays 7-Year Municipal Bond Index5 posted total returns of -0.15% and 0.60%, respectively, as price declines ate into coupon returns. To start the period, longer-term government bond yields trended higher as the market seemed to be looking forward to better economic growth on the back of positive corporate earnings, improving coronavirus developments, vaccination momentum and continued monetary and fiscal tailwinds. While the 10-year Treasury yield saw a rise in February and March – closing the first calendar quarter at 1.74% – short-term (3-month) yields continued to remain flat and hover near 0%. Inflationary concerns and doubt around the Fed’s ability to maintain low interest rates prompted some fixed income investors to sell off longer-dated bonds in exchange for short-term paper.

Uncertainty over the timing of recovery in both the domestic and global economies stoked some volatility in the bond market in April and May. Also, the Federal Reserve reiterated its commitment to near-zero interest rates as the economy continued to rebound, with Chairman Powell stressing that transitory inflationary concerns would not warrant a rate hike. Ultimately, short-term yields finished the period at 0.01%, while longer-term Treasuries pulled back slightly from their March highs but still remained higher than the 0.84% where they started the fiscal year, closing at 1.58%.6

4

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6

Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10-year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

In the municipal bond market, early period expectations of higher taxes as well as more fiscal stimulus coming from a Democratic-controlled White House and Congress helped boost investor appetite for municipal bonds and further eroded the historically close correlation between U.S. Treasury yields and those on municipal bonds. Strong demand continued into February, and coupled with relatively low issuance, helped to push municipal yields lower while credit spreads continued to tighten. While nominally down for the calendar first quarter, municipal bonds outperformed counterparts given the fiscal boost the American Rescue Plan Act was expected to provide to state and local governments, while also benefitting from the improved outlook for rising tax revenues as the U.S. economy continued to reopen. That momentum carried into the last couple months of the 6-month period, as municipals went on to finish strong, posting positive total returns for April and May.

On behalf of the entire State Farm Mutual Funds team, thank you for your business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2021. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2021. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2021. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 1.10% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2021. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 2.21% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

			Annualized Expense
			Ratio Based	Expenses Paid
	Beginning	Ending	on the Period	During Period
	Account Value	Account Value	December 1, 2020 to	December 1, 2020 to
	December 1, 2020	May 31, 2021	May 31, 2021	May 31, 2021*
State Farm Growth Fund
Actual	$1,000.00	$1,188.50	0.12%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$1,136.39	0.13%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$994.46	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,003.41	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2021

(Unaudited)

	Shares	Value
Common Stocks (98.20%)
Agriculture, Foods, & Beverage (9.66%)
Archer-Daniels-Midland Co.	3,477,500	$231,358,075
Coca-Cola Co., The	2,054,600	113,598,834
Kellogg Co.	930,000	60,905,700
McCormick & Company Inc.	857,200	76,342,232
Nestle SA ADR	609,147	75,333,210
PepsiCo Inc.	641,400	94,888,716

		652,426,767

Banks (3.74%)
M&T Bank Corp.	213,400	34,291,246
Northern Trust Corp.	422,700	51,227,013
U.S. Bancorp	710,821	43,203,700
Wells Fargo & Co.	2,643,100	123,485,632

		252,207,591

Building Materials & Construction (2.82%)
Vulcan Materials Co.	1,039,200	190,506,144

Chemicals (5.13%)
Air Products & Chemicals Inc.	830,000	248,717,800
Corteva Inc.	97,944	4,456,452
Dow Inc.	97,944	6,701,328
DuPont de Nemours Inc.	46,493	3,932,843
International Flavors & Fragrances Inc.	561,941	79,610,182
Novozymes A/S B Shares	39,188	2,863,391

		346,281,996

Computer Software & Services (9.91%)
Alphabet Inc. Class A (a)	112,635	265,463,800
Alphabet Inc. Class C (a)	5,916	14,266,789
Automatic Data Processing Inc.	109,900	21,542,598
Facebook Inc. Class A (a)	82,675	27,177,753
Microsoft Corp.	1,129,669	282,055,756
SAP SE	83,800	11,760,726
Texas Instruments Inc.	245,807	46,659,084

		668,926,506

Computers (9.50%)
Apple Inc.	5,148,868	641,600,441

Consumer & Marketing (6.09%)
AptarGroup Inc.	677,405	99,788,530
Colgate-Palmolive Co.	872,600	73,106,428
Procter & Gamble Co., The	1,765,155	238,031,152

		410,926,110

Electronic/Electrical Manufacturing (0.96%)
Emerson Electric Co.	126,400	12,095,216
General Electric Co.	3,744,419	52,646,531

		64,741,747

Health Care (17.79%)
Abbott Laboratories	847,500	98,860,875
AbbVie Inc.	847,500	95,937,000
Agilent Technologies Inc.	548,071	75,705,047
Amgen Inc.	190,085	45,228,825

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Eli Lilly and Co.	997,000	$199,140,780
Johnson & Johnson	2,481,600	420,010,800
Merck & Co. Inc.	296,750	22,520,357
Pfizer Inc.	2,239,031	86,717,671
Roche Holding AG Sponsored ADR	732,281	32,044,617
Zoetis Inc.	705,696	124,682,369

		1,200,848,341

Machinery & Manufacturing (13.64%)
3M Co.	564,000	114,514,560
ASML Holding NV NY Reg. Shares	364,933	246,501,293
Caterpillar Inc.	1,162,621	280,284,671
Deere & Co.	42,900	15,491,190
Donaldson Company Inc.	765,513	47,147,946
HNI Corp.	1,439,200	65,656,304
Illinois Tool Works Inc.	652,500	151,223,400

		920,819,364

Media & Broadcasting (7.22%)
Walt Disney Co., The(a)	2,728,640	487,471,536

Mining & Metals (1.98%)
Nucor Corp.	531,200	54,469,248
Rio Tinto PLC ADR	907,200	79,316,496

		133,785,744

Oil & Gas (3.89%)
Chevron Corp.	1,060,000	110,017,400
Exxon Mobil Corp.	2,615,200	152,649,224

		262,666,624

Retailers (2.82%)
Walmart Inc.	1,339,100	190,192,373

Telecom & Telecom Equipment (2.29%)
AT&T Inc.	2,140,534	62,995,916
Corning Inc.	1,284,600	56,047,098
Verizon Communications Inc.	624,900	35,300,601

		154,343,615

Transportation (0.30%)
GATX Corp.	190,700	18,814,462
Wabtec Corp.	20,111	1,664,386

		20,478,848

Utilities & Energy (0.46%)
Duke Energy Corp.	306,966	30,764,133

Total Common Stocks
(cost $1,355,567,197)		6,628,987,880

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Shares	Value
Short-term Investments (1.53%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (b)	102,993,983	$102,993,983

Total Short-term Investments
(cost $102,993,983)		102,993,983

TOTAL INVESTMENTS (99.73%)
(cost $1,458,561,180)		6,731,981,863
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.27%)		18,258,581

NET ASSETS (100.00%)		$6,750,240,444

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of May 31, 2021.

ADR - American Depositary Deposit

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2021

(Unaudited)

	Shares	Value
Common Stocks (71.03%)
Agriculture, Foods, & Beverage (6.72%)
Archer-Daniels-Midland Co.	940,561	$62,575,523
Campbell Soup Co.	26,000	1,265,420
Coca-Cola Co., The	410,000	22,668,900
Kellogg Co.	310,000	20,301,900
Nestle SA ADR	319,174	39,472,249
PepsiCo Inc.	110,100	16,288,194

		162,572,186

Banks (2.91%)
M&T Bank Corp.	58,300	9,368,227
Northern Trust Corp.	104,700	12,688,593
U.S. Bancorp	218,145	13,258,853
Wells Fargo & Co.	747,600	34,927,872

		70,243,545

Building Materials & Construction (1.21%)
Vulcan Materials Co.	160,200	29,367,864

Chemicals (4.25%)
Air Products & Chemicals Inc.	230,000	68,921,800
Corteva Inc.	79,452	3,615,066
Dow Inc.	79,452	5,436,106
DuPont de Nemours Inc.	37,715	3,190,312
International Flavors & Fragrances Inc.	131,488	18,627,905
Novozymes A/S B Shares	39,191	2,863,610

		102,654,799

Computer Software & Services (8.34%)
Alphabet Inc. Class A (a)	36,687	86,465,756
Alphabet Inc. Class C (a)	3,559	8,582,742
Automatic Data Processing Inc.	47,400	9,291,348
Facebook Inc. Class A (a)	49,575	16,296,790
Microsoft Corp.	276,321	68,991,827
SAP SE	52,800	7,410,099
Texas Instruments Inc.	24,373	4,626,483

		201,665,045

Computers (6.56%)
Apple Inc.	1,272,704	158,591,645

Consumer & Marketing (4.25%)
AptarGroup Inc.	134,100	19,754,271
Colgate-Palmolive Co.	80,000	6,702,400
Procter & Gamble Co., The	477,700	64,417,845
Unilever PLC	198,705	11,916,339

		102,790,855

Electronic/Electrical Manufacturing (0.85%)
Emerson Electric Co.	98,600	9,435,034
General Electric Co.	796,300	11,195,978

		20,631,012

Health Care (10.94%)
Abbott Laboratories	146,675	17,109,639
AbbVie Inc.	92,000	10,414,401
Agilent Technologies Inc.	143,787	19,861,298

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amgen Inc.	70,750	$16,834,255
Eli Lilly and Co.	212,000	42,344,880
Johnson & Johnson	417,700	70,695,725
Medtronic PLC	21,600	2,734,344
Merck & Co. Inc.	103,200	7,831,848
Pfizer Inc.	728,140	28,200,862
Roche Holding AG Sponsored ADR	179,815	7,868,704
Zoetis Inc.	229,495	40,547,177

		264,443,133

Machinery & Manufacturing (7.43%)
3M Co.	124,600	25,298,784
ASML Holding NV NY Reg. Shares	15,321	10,348,876
Caterpillar Inc.	262,400	63,259,392
Deere & Co.	72,202	26,072,142
Donaldson Company Inc.	279,017	17,184,657
HNI Corp.	160,000	7,299,200
Illinois Tool Works Inc.	130,600	30,267,856

		179,730,907

Media & Broadcasting (7.88%)
Walt Disney Co., The(a)	1,065,995	190,440,007

Mining & Metals (2.91%)
Nucor Corp.	436,800	44,789,472
Rio Tinto PLC ADR	293,000	25,616,990

		70,406,462

Oil & Gas (2.86%)
Chevron Corp.	288,000	29,891,520
Enbridge Inc.	78,375	3,015,870
Exxon Mobil Corp.	512,400	29,908,788
Schlumberger Ltd.	201,727	6,320,107

		69,136,285

Retailers (1.63%)
Walmart Inc.	276,700	39,299,701

Telecom & Telecom Equipment (1.58%)
AT&T Inc.	533,359	15,696,756
Corning Inc.	372,300	16,243,449
Verizon Communications Inc.	112,490	6,354,560

		38,294,765

Transportation (0.41%)
GATX Corp.	68,200	6,728,612
Union Pacific Corp.	12,066	2,711,592
Wabtec Corp.	4,276	353,882

		9,794,086

Utilities & Energy (0.30%)
Duke Energy Corp.	72,333	7,249,213

Total Common Stocks
(cost $372,722,517)		1,717,311,510

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (16.18%)
Aerospace/Defense (0.64%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$556,000	$560,978
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,053,679
General Dynamics Corp.
2.375%, 11/15/2024	500,000	529,783
Raytheon Technologies Corp.
3.150%, 12/15/2024	1,000,000	1,077,974
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,070,017
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,077,461
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,089,519
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,005,000
Boeing Co.
2.250%, 06/15/2026	500,000	509,081
General Dynamics Corp.
2.125%, 08/15/2026	500,000	524,889
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,076,762
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,083,867
General Dynamics Corp.
2.625%, 11/15/2027	500,000	538,806
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,083,120
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,355,110
Raytheon Technologies Corp.
2.250%, 07/01/2030	1,500,000	1,497,805
Bae Systems PLC (b)
1.900%, 02/15/2031	500,000	474,182

		15,608,033

Agriculture, Foods, & Beverage (1.58%)
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,021,162
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,022,389
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,025,253
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,040,343
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,349,679
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,080,320
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,080,555
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,092,613
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,104,202

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
3.200%, 08/21/2025	$1,000,000	$1,087,379
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,089,010
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,092,529
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,063,535
Danone SA(b)
2.947%, 11/02/2026	1,000,000	1,076,285
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,093,897
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	546,034
Sysco Corp.
3.250%, 07/15/2027	500,000	543,979
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,653,177
Kellogg Co.
3.400%, 11/15/2027	1,000,000	1,094,415
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,656,213
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,130,827
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,145,486
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,289,998
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,148,097
Coca-Cola Co., The
2.125%, 09/06/2029	1,000,000	1,016,881
Kellogg Co.
2.100%, 06/01/2030	500,000	492,898
Nestle Holdings Co. (b)
1.250%, 09/15/2030	4,000,000	3,773,596
PepsiCo Inc.
1.400%, 02/25/2031	1,500,000	1,428,585
Coca-Cola Co., The
2.000%, 03/05/2031	3,000,000	2,977,296
1.375%, 03/15/2031	1,000,000	937,403

		38,154,036

Automotive (0.49%)
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	1,001,711
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	500,787
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,068,192
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	534,058
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,055,269
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,099,017

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Toyota Motor Credit Corp.
3.050%, 01/11/2028	$1,000,000	$1,085,182
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,109,695
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,108,716
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,129,530
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,144,064
2.450%, 03/02/2031	1,000,000	1,009,310

		11,845,531

Banks (0.77%)
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,020,576
3.700%, 01/30/2024	500,000	541,607
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,083,321
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,097,060
PNC Bank NA
3.250%, 06/01/2025	500,000	545,477
State Street Corp.
3.550%, 08/18/2025	500,000	557,366
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,083,590
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	540,633
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,079,040
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,059,171
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	530,697
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,626,577
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,094,383
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,097,254
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,206,338
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,145,995
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,142,893
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,122,303

		18,574,281

Chemicals (0.50%)

Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,010,174
2.700%, 02/21/2023	1,000,000	1,034,867
3.200%, 01/30/2026	1,000,000	1,096,746

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Air Liquide Finance (b)
2.500%, 09/27/2026	$1,000,000	$1,064,331
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,074,927
3.250%, 12/01/2027	1,500,000	1,658,346
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,255,280
E.l. du Pont de Nemours and Co.
2.300%, 07/15/2030	1,000,000	1,011,928
Ecolab Inc.
1.300%, 01/30/2031	2,000,000	1,851,750

		12,058,349

Commercial Service/Supply (0.08%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,043,438

Computer Software & Services (0.68%)
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	2,054,840
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,038,024
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,099,978
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,086,128
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,109,878
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,103,673
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,072,266
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,059,904
Microsoft Corp.
2.400%, 08/08/2026	500,000	533,492
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,049,240
Microsoft Corp.
3.300%, 02/06/2027	500,000	556,800
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,106,096
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	545,431
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,087,872

		16,503,622

Computers (0.04%)
International Business Machines Corp.
1.950%, 05/15/2030	1,000,000	985,964

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (0.70%)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$1,014,876
Colgate-Palmolive Co.
2.100%, 05/01/2023	2,000,000	2,069,832
NIKE Inc.
2.250%, 05/01/2023	500,000	516,874
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	1,060,794
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,092,178
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,085,488
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	541,837
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,081,108
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	522,037
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,065,290
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	543,246
Reckitt Benckiser Treasury Services PLC(b)
3.000%, 06/26/2027	1,000,000	1,087,314
Clorox Co.
3.100%, 10/01/2027	500,000	544,380
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,114,430
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,129,458
Estee Lauder Companies Inc., The
2.375%, 12/01/2029	1,000,000	1,031,913
Unilever Capital Corp.
1.375%, 09/14/2030	500,000	475,545
Estee Lauder Companies Inc., The
1.950%, 03/15/2031	1,000,000	982,471

		16,959,071

Consumer Discretionary (0.07%)
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,121,924
3.000%, 05/22/2030	500,000	524,523

		1,646,447

Electronic/Electrical Manufacturing (0.57%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,010,107
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	513,162
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,035,047
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,075,556

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	$1,000,000	$1,088,020
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,085,651
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	1,049,371
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,137,672
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,134,063
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,116,087
Honeywell International Inc.
1.950%, 06/01/2030	500,000	500,771
Emerson Electric Co.
1.950%, 10/15/2030	1,000,000	991,444
Siemens Financieringsmaatschappij NV (b)
2.150%, 03/11/2031	1,000,000	991,884

		13,728,835

Financial Services (0.40%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	503,632
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,035,738
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,049,005
3.625%, 05/13/2024	500,000	545,678
3.125%, 01/23/2025	1,000,000	1,078,437
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	816,493
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,096,878
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,098,186
Mastercard Inc.
2.950%, 11/21/2026	500,000	545,448
Visa Inc.
1.100%, 02/15/2031	1,000,000	929,846
NTT Finance Corp.(b)
2.065%, 04/03/2031	1,000,000	995,620

		9,694,961

Health Care (1.91%)
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,018,711
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,016,812
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,317,308
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,531,503

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
2.400%, 09/15/2022	$1,000,000	$1,022,830
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,029,356
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,045,276
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,098,310
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,633,176
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,080,616
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,091,325
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,085,240
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,082,057
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,078,710
EMD Finance LLC(b)
3.250%, 03/19/2025	1,000,000	1,080,657
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	1,041,125
Eli Lilly and Co.
2.750%, 06/01/2025	472,000	506,455
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,099,409
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,089,494
Johnson & Johnson
2.450%, 03/01/2026	500,000	535,465
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,103,432
Roche Holdings lnc. (b)
2.625%, 05/15/2026	500,000	536,733
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,063,635
Roche Holdings lnc.(b)
2.375%, 01/28/2027	1,000,000	1,058,610
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	546,988
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,093,029
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,096,435
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,187,042
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,111,212
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,272,146
Sanofi
3.625%, 06/19/2028	1,500,000	1,688,250
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,112,469

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly and Co.
3.375%, 03/15/2029	$1,000,000	$1,108,239
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,112,582
Bristol-Myers Squibb Co.
3.400%, 07/26/2029	2,000,000	2,217,916
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	1,036,287
Merck & Co. Inc.
1.450%, 06/24/2030	500,000	480,949
AstraZeneca PLC
1.375%, 08/06/2030	1,000,000	939,108
Johnson & Johnson
1.300%, 09/01/2030	2,000,000	1,916,042

		46,164,939

Machinery & Manufacturing (0.62%)
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	509,938
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,018,879
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,041,586
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,082,265
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,627,519
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,091,908
3M Co.
3.000%, 08/07/2025	1,000,000	1,092,811
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,079,188
3M Co.
2.250%, 09/19/2026	500,000	531,184
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,090,140
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,085,327
3M Co.
3.375%, 03/01/2029	1,000,000	1,109,590
Caterpillar Inc.
2.600%, 09/19/2029	1,000,000	1,056,525
John Deere Capital Corp.
2.450%, 01/09/2030	1,000,000	1,037,485
Equinor ASA
2.375%, 05/22/2030	500,000	509,361

		14,963,706

Media & Broadcasting (0.21%)
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,087,096
2.350%, 01/15/2027	1,000,000	1,049,159
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	1,032,840

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
1.250%, 08/15/2030	$1,000,000	$925,978
Comcast Corp.
1.500%, 02/15/2031	1,000,000	930,259

		5,025,332

Mining & Metals (0.09%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,014,394
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,109,671

		2,124,065

Oil & Gas (1.06%)
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,001,233
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,051,272
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,026,419
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,040,229
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,010,000
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,051,323
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	526,053
Schlumberger Investment SA
3.650%, 12/01/2023	1,000,000	1,071,610
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,142,248
2.709%, 03/06/2025	1,000,000	1,070,748
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,092,049
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	499,760
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,105,587
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,155,251
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,085,900
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,096,524
Sabal Trail Transmission LLC(b)
4.246%, 05/01/2028	1,000,000	1,121,619
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,140,579
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,100,985
Exxon Mobil Corp.
3.482%, 03/19/2030	1,000,000	1,106,078

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
2.750%, 04/06/2030	$1,000,000	$1,050,931
Schlumberger Investment SA
2.650%, 06/26/2030	1,000,000	1,030,571

		25,576,969

Retailers (0.67%)
Home Depot Inc.
2.625%, 06/01/2022	500,000	511,335
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,031,280
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,038,859
3.300%, 04/22/2024	500,000	538,781
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,066,420
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,078,423
Target Corp.
3.500%, 07/01/2024	1,000,000	1,089,738
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,100,784
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,097,222
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,091,010
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,062,045
Target Corp.
2.500%, 04/15/2026	1,000,000	1,073,213
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,057,376
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,097,906
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,103,625
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,121,036

		16,159,053

Telecom & Telecom Equipment (0.42%)
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,089,326
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,090,992
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	553,889
2.950%, 02/28/2026	500,000	545,932
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,062,889
AT&T Inc.
1.650%, 02/01/2028	2,000,000	1,974,054
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,151,886
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,163,903

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
3.875%, 02/08/2029	$1,000,000	$1,128,594
AT&T Inc.
4.350%, 03/01/2029	500,000	572,277

		10,333,742

Transportation (0.71%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	513,961
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,029,836
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,562,452
Union Pacific Corp.
2.750%, 04/15/2023	500,000	519,623
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,077,842
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,085,282
Union Pacific Corp.
3.250%, 08/15/2025	500,000	543,904
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,141,064
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,071,293
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	539,653
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	534,024
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,083,463
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	544,650
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,220,938
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,138,199
3.700%, 03/01/2029	500,000	557,095
United Parcel Service Inc.
2.500%, 09/01/2029	1,000,000	1,045,570

		17,208,849

Utilities & Energy (3.97%)
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,000,000
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	502,879
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,010,474
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,018,183
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,024,971
Detroit Edison Co.
2.650%, 06/15/2022	500,000	509,537
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,017,573

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
2.150%, 08/15/2022	$500,000	$506,566
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,023,464
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,020,782
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,024,458
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,015,699
Tampa Electric Co.
2.600%, 09/15/2022	500,000	510,891
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	511,461
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,028,381
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,038,383
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,074,348
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,077,452
Pacificorp
2.950%, 06/01/2023	1,000,000	1,043,828
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,035,007
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,057,942
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,058,067
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,122,130
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,066,762
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	533,406
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,069,447
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,076,653
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,071,484
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,075,406
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,154,804
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,070,474
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,079,001
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,088,691
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,057,692

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Company of Colorado
2.900%, 05/15/2025	$1,000,000	$1,062,925
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	538,363
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,074,729
Southern California Gas Co.
3.200%, 06/15/2025	500,000	540,921
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,054,147
3.450%, 07/01/2025	500,000	524,201
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,092,855
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,083,055
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	543,133
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,085,431
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,079,306
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,083,046
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,091,667
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,093,333
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,081,799
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,081,230
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	1,059,666
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,060,329
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,063,705
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,059,952
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,060,803
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,057,394
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	527,770
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	1,053,113
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	537,882
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,087,210
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	544,510
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	1,085,238

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and Gas Co.
3.000%, 05/15/2027	$500,000	$542,008
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,096,578
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,085,412
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,087,975
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,078,594
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,083,966
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	537,734
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	542,437
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,084,356
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,085,716
Pacific Gas & Electric
3.300%, 12/01/2027	1,000,000	1,030,211
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,086,785
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,095,004
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,122,006
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,122,645
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,120,489
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,116,967
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,115,073
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,115,816
Pacific Gas & Electric
3.750%, 07/01/2028	500,000	520,486
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,099,900
Brooklyn Union Gas Co., The(b)
3.865%, 03/04/2029	1,000,000	1,102,932
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,098,988
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,244,342
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	1,032,317
EVERGY METRO
2.250%, 06/01/2030	500,000	501,264
Interstate Power & Light Co.
2.300%, 06/01/2030	500,000	500,063
Southwest Gas Corp.
2.200%, 06/15/2030	500,000	492,592

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Alabama Power Co.
1.450%, 09/15/2030	$1,500,000	$1,407,108
Public Service Company of Colorado
1.875%, 06/15/2031	3,000,000	2,925,066

		95,958,839

Total Corporate Bonds
(cost $368,056,929)		391,318,062

Foreign Government Bonds (0.09%)
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,072,440
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,074,880

Total Foreign Government Bonds
(cost $1,996,514)		2,147,320

Agency Commercial Mortgage-Backed Securities (d) (3.26%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2,
2.789%, 01/25/2022	8,301,802	8,404,553
Series KSMC, Class A2,
2.615%, 01/25/2023	2,000,000	2,076,442
Series K029, Class A1,
2.839%, 10/25/2022	1,124,957	1,135,866
Series K044, Class A2,
2.811%, 01/25/2025	2,000,000	2,148,464
Series K049, Class A2,
3.010%, 07/25/2025	2,000,000	2,173,898
Series K054, Class A2,
2.745%, 01/25/2026	500,000	540,626
Series K055, Class A2,
2.673%, 03/25/2026	2,000,000	2,158,846
Series K722, Class A2,
2.406%, 03/25/2023	1,000,000	1,031,985
Series K056, Class A2,
2.525%, 05/25/2026	2,000,000	2,150,482
Series K057, Class A2,
2.570%, 07/25/2026	2,000,000	2,152,770
Series K058, Class A2,
2.653%, 08/25/2026	1,500,000	1,622,547
Series K723, Class A2,
2.454%, 08/25/2023	2,000,000	2,078,994
Series K059, Class A2,
3.120%, 09/25/2026	1,500,000	1,655,586
Series K724, Class A2,
3.062%, 11/25/2023	500,000	527,542
Series K063, Class A2,
3.430%, 01/25/2027	2,000,000	2,245,110
Series K725, Class A2,
3.002%, 01/25/2024	3,000,000	3,183,564
Series K064, Class A2,
3.224%, 03/25/2027	2,500,000	2,783,777
Series K726, Class A2,
2.905%, 04/25/2024	1,349,619	1,427,532

	Principal amount	Value
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K065, Class A2,
3.243%, 04/25/2027	$2,000,000	$2,231,774
Series K074, Class A2,
3.600%, 01/25/2028	2,000,000	2,285,606
Series K075, Class A2,
3.650%, 02/25/2028	1,500,000	1,719,040
Series K072, Class A2,
3.444%, 12/25/2027	1,500,000	1,697,761
Series K073, Class A2,
3.350%, 01/25/2028	1,000,000	1,127,228
Series K076, Class A2,
3.900%, 04/25/2028	2,000,000	2,327,668
Federal National Mortgage Association
Series 2012-M5, Class A2,
2.715%, 02/25/2022	705,977	710,823
Series 2015-M11, Class A2,
2.824%, 04/25/2025	2,000,000	2,146,504
Series 2015-M17, Class A2,
2.887%, 11/25/2025	790,582	853,804
Series 2016-M7, Class A2,
2.499%, 09/25/2026	933,223	975,703
Series 2016-M6, Class A2,
2.488%, 05/25/2026	1,000,000	1,067,987
Series 2016-M11, Class A2,
2.369%, 07/25/2026	2,000,000	2,111,994
Series 2016-M9, Class A2,
2.292%, 06/25/2026	1,000,000	1,059,608
Series 2016-M12, Class AV2,
2.308%, 10/25/2023	987,464	1,014,056
Series 2016-M12, Class A2,
2.446%, 09/25/2026	2,000,000	2,126,500
Series 2017-M7, Class A2,
2.961%, 02/25/2027	2,000,000	2,184,772
Series 2017-M2, Class A2,
2.797%, 02/25/2027	986,103	1,074,122
Series 2017-M4, Class A2,
2.574%, 12/25/2026	2,421,890	2,603,725
Series 2017-M8, Class A2,
3.061%, 05/25/2027	2,000,000	2,201,004
Series 2018-M1, Class A2,
2.985%, 12/25/2027	2,000,000	2,207,300
Series 2018-M2, Class A2,
2.902%, 01/25/2028	2,000,000	2,198,286
Series 2018-M7, Class A2,
3.052%, 03/25/2028	1,500,000	1,664,000
Series 2018-M4, Class A2,
3.045%, 03/25/2028	1,500,000	1,665,647

Total Agency Commercial Mortgage-Backed Securities
(cost $73,497,805)		78,753,496

U.S. Treasury Obligations (6.94%)
U.S. Treasury Notes
2.000%, 11/15/2021	25,000,000	25,219,725
2.500%, 08/15/2023	10,000,000	10,510,160
2.750%, 11/15/2023	10,000,000	10,621,090

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.500%, 05/15/2024	$5,000,000	$5,325,195
2.000%, 06/30/2024	5,000,000	5,255,860
2.000%, 02/15/2025	15,000,000	15,835,545
2.750%, 02/15/2028	10,000,000	11,007,420
2.375%, 05/15/2029	28,000,000	30,058,448
1.625%, 08/15/2029	18,000,000	18,276,336
1.500%, 02/15/2030	26,000,000	26,019,292
1.125%, 02/15/2031	10,000,000	9,582,810

Total U.S. Treasury Obligations
(cost $162,959,187)		167,711,881

	Shares	Value
Short-term Investments (2.12%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (e)	51,309,841	51,309,841

Total Short-term Investments
(cost $51,309,841)		51,309,841

TOTAL INVESTMENTS (99.62%)
(cost $1,030,542,793)		2,408,552,110
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.38%)		9,135,465

NET ASSETS (100.00%)		$2,417,687,575

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the value of these securities amounted to $34,273,389 or 1.42% of net assets.

(c)	Rate is fixed from February 7, 2019 to, but excluding, February 7, 2029 and floating from February 7, 2029 to, but excluding, the maturity date.

(d)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Rate shown is the 7-day yield as of May 31, 2021.

ADR - American Depositary Deposit

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2021

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.53%)
U.S. Treasury Notes
1.125%, 07/31/2021	$5,000,000	$5,009,130
2.750%, 09/15/2021	2,500,000	2,519,563
2.000%, 10/31/2021	5,000,000	5,040,235
1.875%, 11/30/2021	5,000,000	5,045,315
1.625%, 12/31/2021	1,000,000	1,009,063
1.500%, 01/31/2022	10,000,000	10,095,700
1.750%, 02/28/2022	10,000,000	10,126,170
1.750%, 03/31/2022	10,000,000	10,140,630
1.750%, 04/30/2022	5,000,000	5,076,760
1.875%, 04/30/2022	1,000,000	1,016,445
1.750%, 05/15/2022	10,000,000	10,160,160
1.750%, 06/15/2022	2,000,000	2,034,454
1.750%, 06/30/2022	2,000,000	2,035,704
1.875%, 07/31/2022	2,000,000	2,041,640
1.625%, 08/15/2022	8,500,000	8,658,712
1.750%, 09/30/2022	5,000,000	5,109,375
2.000%, 10/31/2022	2,000,000	2,053,204
1.875%, 10/31/2022	2,000,000	2,049,766
1.625%, 11/15/2022	2,000,000	2,043,906
2.000%, 11/30/2022	2,500,000	2,570,508
1.625%, 12/15/2022	6,000,000	6,138,984
1.500%, 01/15/2023	1,000,000	1,022,266
1.750%, 01/31/2023	2,000,000	2,053,906
2.000%, 02/15/2023	5,000,000	5,158,595
2.500%, 03/31/2023	3,000,000	3,129,375
1.500%, 03/31/2023	2,000,000	2,049,766
1.625%, 04/30/2023	5,000,000	5,141,015
1.625%, 05/31/2023	10,000,000	10,293,360
1.375%, 06/30/2023	9,000,000	9,226,404
1.250%, 07/31/2023	6,000,000	6,140,154
2.500%, 08/15/2023	5,000,000	5,255,080
1.375%, 08/31/2023	4,000,000	4,107,032
1.375%, 09/30/2023	7,000,000	7,192,500
1.625%, 10/31/2023	5,000,000	5,171,290
2.875%, 10/31/2023	2,000,000	2,128,828
2.125%, 11/30/2023	11,000,000	11,524,216
2.250%, 12/31/2023	3,000,000	3,155,976
2.250%, 01/31/2024	5,000,000	5,266,795
2.750%, 02/15/2024	5,000,000	5,337,500
2.125%, 02/29/2024	5,000,000	5,255,470
2.125%, 03/31/2024	3,000,000	3,156,798
2.000%, 04/30/2024	7,000,000	7,346,717
2.500%, 05/15/2024	6,500,000	6,922,753
2.000%, 06/30/2024	2,500,000	2,627,930
1.750%, 06/30/2024	2,000,000	2,087,422
1.750%, 07/31/2024	4,000,000	4,177,188
2.375%, 08/15/2024	7,000,000	7,450,625
1.500%, 09/30/2024	5,000,000	5,183,985
1.500%, 10/31/2024	3,500,000	3,628,790
2.250%, 10/31/2024	2,500,000	2,655,763
2.250%, 11/15/2024	8,000,000	8,501,560
1.500%, 11/30/2024	3,000,000	3,110,859
2.125%, 11/30/2024	1,000,000	1,058,750
2.250%, 12/31/2024	8,000,000	8,511,872
1.750%, 12/31/2024	2,000,000	2,091,954
1.375%, 01/31/2025	8,000,000	8,261,248
2.000%, 02/15/2025	8,000,000	8,445,624

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.125%, 02/28/2025	$7,000,000	$7,162,421
2.125%, 05/15/2025	10,000,000	10,618,360
2.750%, 06/30/2025	3,000,000	3,264,141
2.000%, 08/15/2025	20,500,000	21,689,164
2.250%, 11/15/2025	13,500,000	14,437,615
2.625%, 12/31/2025	10,000,000	10,867,970
2.625%, 01/31/2026	7,000,000	7,611,408
1.625%, 02/15/2026	6,000,000	6,245,388
2.250%, 03/31/2026	5,000,000	5,354,100
2.375%, 04/30/2026	1,000,000	1,077,070
1.625%, 05/15/2026	9,000,000	9,362,106
1.875%, 06/30/2026	7,000,000	7,366,954
1.875%, 07/31/2026	7,000,000	7,367,500
1.375%, 08/31/2026	8,000,000	8,210,000
1.625%, 09/30/2026	7,500,000	7,789,455
1.625%, 10/31/2026	8,000,000	8,303,440
1.625%, 11/30/2026	7,000,000	7,263,865
1.750%, 12/31/2026	6,500,000	6,788,437
1.500%, 01/31/2027	10,000,000	10,297,270
1.125%, 02/28/2027	11,000,000	11,086,372
2.375%, 05/15/2027	4,500,000	4,849,627

Total U.S. Treasury Obligations
(cost $454,061,428)		460,817,453

	Shares	Value
Short-term Investments (1.09%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (a)	5,102,627	5,102,627

Total Short-term Investments
(cost $5,102,627)		5,102,627

TOTAL INVESTMENTS (99.62%)
(cost $459,164,055)		465,920,080
OTHER ASSETS, NET OF LIABILITIES (0.38%)		1,784,654

NET ASSETS (100.00%)		$467,704,734

(a)	Rate shown is the 7-day yield as of May 31, 2021.

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.85%)
Alabama (1.74%)
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	$585,000	$629,513
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	646,788
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	220,000	238,753
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	703,437
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A1	980,000	1,092,249
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	728,927
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,451,624
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A1	1,010,000	1,030,264
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	4.000%	03/01/2033	Aa1	350,000	434,711
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	4.000%	03/01/2034	Aa1	300,000	371,655
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	4.000%	03/01/2035	Aa1	350,000	432,282
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa2	215,000	259,367
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	4.000%	03/01/2036	Aa1	500,000	616,350
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2036	Aa2	310,000	372,911
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	3.000%	03/01/2037	Aa1	505,000	567,953
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2037	Aa2	270,000	323,935
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	3.000%	03/01/2038	Aa1	600,000	672,846
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2038	Aa2	265,000	317,173
Mountain Brook City Board of Education (Alabama), Special Tax School Warrants, (20.6 Mill Tax), Series 2021-A	3.000%	03/01/2039	Aa1	500,000	559,125

					12,449,863

Alaska (1.31%)
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,230,167
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,179,612
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,566,641
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,228,517
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,615,291
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,261,946
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,347,035

					9,429,209

Arizona (1.99%)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa1	1,000,000	1,002,360
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,051,370
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa1	1,000,000	1,003,880
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa1	1,255,000	1,328,079

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	$1,060,000	$1,115,523
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012) (Currently Refunded to 07-01-2021 @ 100) (b)	4.500%	07/01/2023	AA-	1,705,000	1,711,018
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	AA	1,165,000	1,212,206
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	609,495
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	295,000	336,852
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,079,000
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	438,224
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,252,416
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,100,370

					14,240,793

Arkansas (3.28%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013 (Currently Refunded to 06-15-2021 @ 100) (b)	3.500%	06/15/2023	AA	6,000,000	6,007,260
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,511,868
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	185,000	185,254
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,313,830
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	418,119
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2029	A1	190,000	207,539
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,941,718
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	899,649
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2031	A1	200,000	215,428
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2032	A1	110,000	118,033
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,377,297
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2033	A1	110,000	117,887
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	689,231
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	312,462
Board of Trustees of Arkansas Tech University, Student Fee Refunding Revenue Bonds, Series 2021A	3.000%	05/01/2036	A1	200,000	212,716

					23,528,291

California (6.27%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	258,021
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,283,772
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,233,349

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	$1,000,000	$1,113,370
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	830,078
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,732,252
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,149,238
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,336,287
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,896,879
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa2	2,835,000	3,147,984
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	626,627
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,273,682
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	Aa2	1,600,000	1,856,672
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,277,050
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	463,572
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	829,605
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	578,935
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	827,760
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	597,664
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	4.000%	08/01/2033	A+	385,000	455,016
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	642,301
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	700,692
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2034	A+	2,000,000	2,142,940
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2034	Aa3	380,000	432,923
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	235,164
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2035	A+	1,150,000	1,230,213
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2035	Aa3	300,000	341,094

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Gavilan Joint Community College District, (Santa Clara and San Benito Counties, California), Election of 2018 General Obligation Bonds, Series B, (Federally Tax-Exempt)	3.000%	08/01/2035	Aa3	$1,000,000	$1,127,810
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	416,617
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2036	A+	600,000	640,296
Contra Costa Community College District, (Contra Costa County, California), General Obligation Bonds, Election of 2014, 2020 Series C	3.000%	08/01/2036	Aa1	1,875,000	2,134,012
Gavilan Joint Community College District, (Santa Clara and San Benito Counties, California), Election of 2018 General Obligation Bonds, Series B, (Federally Tax-Exempt)	3.000%	08/01/2036	Aa3	1,000,000	1,124,390
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	468,528
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2036	AA	2,250,000	2,506,702
Central Unified School District, (Fresno County, California), General Obligation Bonds, 2016 Election, Series C, (GO Reauthorization Bonds)	3.000%	08/01/2037	Aa3	755,000	849,692
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	584,540
San Francisco Bay Area Rapid Transit District, General Obligation Bonds, (Election of 2016), 2020 Series C-1 Bonds (Green Bonds)	3.000%	08/01/2037	AA	3,250,000	3,602,690

					44,948,417

Colorado (4.27%)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA	900,000	923,715
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,442,032
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa1	1,000,000	1,127,530
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,225,990
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	542,390
Gunnison Watershed School District RE-1 J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014 (Prerefunded to 12-01-2024 @ 100) (b)	4.000%	12/01/2031	Aa1	1,000,000	1,130,120
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2034	A+	1,805,000	2,147,463
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,131,410
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2035	A+	980,000	1,163,525
Aspen School District No. 1 (RE), Pitkin County, Colorado, General Obligation Bonds, Series 2021	3.000%	12/01/2035	Aaa	1,290,000	1,483,590
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2036	A+	1,000,000	1,183,960
Aspen School District No. 1 (RE), Pitkin County, Colorado, General Obligation Bonds, Series 2021	3.000%	12/01/2036	Aaa	1,280,000	1,467,341
City of Westminister, Colorado, Water and Wastewater Utility Enterprise, Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	AAA	1,000,000	1,211,830

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Aspen School District No. 1 (RE), Pitkin County, Colorado, General Obligation Bonds, Series 2021	3.000%	12/01/2037	Aaa	$1,995,000	$2,280,125
Durango School District 9-R, (La Plata County, Colorado), General Obligation Bonds, Series 2021	4.000%	11/01/2038	Aa2	5,000,000	6,188,300

					30,649,321

Connecticut (0.85%)
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	5,700,000	6,088,512

Florida (3.71%)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	370,946
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	203,258
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @100) (b)	5.000%	10/01/2026	Aa2	400,000	445,216
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,490,180
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	568,490
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	630,002
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (Prerefunded to 10-01-2023 @100) (b)	5.000%	10/01/2032	Aa2	750,000	834,780
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,622,493
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	592,721
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	932,092
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	653,024
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	931,298
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2035	A-	1,000,000	1,270,280
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A	5.000%	04/01/2036	A-	1,600,000	2,027,248
JEA Florida, Water and Sewer System Revenue Bonds, 2020 Series A	3.000%	10/01/2036	Aa3	8,295,000	9,022,223

					26,594,251

Georgia (0.55%)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,169,136
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2034	NR	500,000	571,245
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2035	NR	250,000	284,145
Forsyth County Water and Sewerage Authority (Georgia), Refunding and Improvement Revenue Bonds, Series 2019	3.000%	04/01/2035	Aaa	1,000,000	1,126,820
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2036	NR	700,000	793,541

					3,944,887

Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	Aa2	575,000	610,109

Idaho (1.34%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,371,126
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	522,221
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2032	A1	265,000	314,126
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2033	A+	545,000	591,390

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2033	A1	$180,000	$212,747
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	295,798
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2034	A+	310,000	335,321
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2034	A1	255,000	300,553
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	307,663
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2035	A+	300,000	323,115
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2035	A1	175,000	205,207
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2035	A1	420,000	558,776
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2036	A+	300,000	322,245
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2036	A1	200,000	233,966
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2036	A1	400,000	530,672
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2037	A+	310,000	331,963
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2037	A1	385,000	509,132
The Regents of The University of Idaho, General Revenue Refunding Bonds, Series 2021A	5.000%	04/01/2038	A1	275,000	363,278

					9,629,299

Indiana (3.49%)
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011 (Currently Refunded to 07-01-2021 @ 100) (b)	4.250%	07/01/2023	Aa2	215,000	215,714
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,411,138
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,328,762
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,246,633
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,350,460
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	576,460
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	592,565
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,142,620
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	241,844
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,357,460
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,566,790
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	855,352
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,230,889
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,698,905
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	650,000	699,589
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	999,741
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	414,663
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	729,878
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,025,759

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value

Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	$600,000	$739,926
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	753,872
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	860,384

					25,039,404

lowa (2.23%)
Dallas Center-Grimes Community School District, lowa, General Obligation School Bonds, Series 2015 (Currently Refunded to 06-01-2021 @ 100) (b)	3.000%	06/01/2025	Aa2	265,000	265,000
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,423,349
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015 (Currently Refunded to 06-01-2021 @ 100) (b)	3.000%	06/01/2026	Aa2	500,000	500,000
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,154,589
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,496,223
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,686,250
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,198,253
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	2,100,000	2,161,824
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,040,468
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,138,242
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017 D	3.000%	06/01/2031	AAA	1,770,000	1,891,032

					15,955,230

Kansas (2.89%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A (Currently Refunded to 06-04-2021 @ 100) (b)	2.000%	10/01/2022	Aaa	1,475,000	1,475,147
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A (Prerefunded to 09-01-2024 @ 100) (b)	3.000%	09/01/2026	Aa2	2,740,000	2,979,805
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A (Prerefunded to 09-01-2024 @ 100) (b)	3.000%	09/01/2027	Aa2	1,490,000	1,620,405
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General	3.000%	10/01/2027	Aaa	1,000,000	1,097,460
Obligation Refunding and Improvement Bonds, Series 2015-A Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,031,860
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,686,100
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,220,800
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2033	Aa2	440,000	532,444
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2034	Aa2	455,000	547,283
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	3.000%	11/01/2035	Aa2	475,000	512,720

					20,704,024

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (2.33%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	$1,110,000	$1,196,491
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,916,255
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,140,899
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	1,991,664
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,179,315
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,939,112
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	2,044,475
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,287,789

					16,696,000

Maine (0.46%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,309,450

Maryland (0.47%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,123,940
Caroline County, Maryland, (County Commissioners of Caroline County), Consolidated Public Improvement and Refunding Bonds of 2019	3.000%	01/15/2032	Aa3	1,150,000	1,275,913

					3,399,853

Massachusetts (0.72%)
Town of Northbridge, Massachusetts, General Obligation School Project Loan, Chapter 70B Bonds, Unlimited Tax	3.000%	06/01/2032	AA	1,000,000	1,101,430
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,000,000
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A (Prerefunded to 12-01-2021 @ 100) (b)	5.000%	12/01/2034	AA	2,000,000	2,049,000

					5,150,430

Michigan (4.49%)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	470,124
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,315,742
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,380,610
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,376,820
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	3,850,000	4,116,574
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,136,800
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	566,890
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,185,237
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	868,214

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	$300,000	$339,516
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	706,062
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	816,025
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,284,173
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	701,309
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	740,534
Forest Hills Public Schools, County of Kent, State of Michigan, 2021 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	3.000%	05/01/2034	Aa2	1,425,000	1,622,619
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	785,823
Forest Hills Public Schools, County of Kent, State of Michigan, 2021 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	3.000%	05/01/2035	Aa2	915,000	1,038,854
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	480,512
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,093,715
Forest Hills Public Schools, County of Kent, State of Michigan, 2021 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	3.000%	05/01/2036	Aa2	720,000	813,506
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,090,021
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	865,000	1,037,247
West Bloomfield School District, County of Oakland, State of Michigan, 2020 School Building and Site Bonds, (General Obligation - Unlimited Tax)	3.000%	05/01/2036	A1	3,825,000	4,238,176

					32,205,103

Minnesota (3.06%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa2	2,720,000	2,808,373
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,893,582
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,041,540
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A (Crossover Refunding to 02-01-2024 @ 100) (b)	3.250%	02/01/2026	A3	3,860,000	4,156,525
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,653,027
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,358,818
Independent School District No. 622, (North St. Paul-Maplewood-Oakdale), Minnesota, (Ramsey and Washington Counties), General Obligation Facilities Maintenance Bonds, Series 2019B	3.000%	02/01/2034	A1	3,300,000	3,648,084
City of Minneapolis, Minnesota, General Obligation Bonds (Green Bonds), Series 2019	3.000%	12/01/2035	AAA	2,000,000	2,183,820
Minnesota Higher Education Facilities Authority, Revenue Bonds, Series 2021, (St. Olaf College)	3.000%	10/01/2038	A1	2,000,000	2,220,580

					21,964,349

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (1.19%)
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	$2,480,000	$2,563,725
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,308,580
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,650,081

					8,522,386

Missouri (2.99%)

The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	295,000	302,549
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,107,584
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	A2	465,000	509,594
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	A2	400,000	438,028
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	A2	425,000	465,537
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,143,620
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,853,925
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa3	3,000,000	3,502,620
Francis Howell R-lll School District, St. Charles County, Missouri, General Obligation Bonds, Series 2020	3.000%	03/01/2035	AA	3,750,000	4,109,662
City of Columbia, Missouri, Water and Electric System Refunding Revenue Bonds, Series 2019B	3.000%	10/01/2035	A+	3,520,000	3,769,885
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A	3.000%	03/01/2036	A+	500,000	543,815
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,119,890
Carthage R-IX School District of Jasper County, Missouri, General Obligation Bonds, (Missouri Direct Deposit Program), Series 2020A	3.000%	03/01/2037	A+	550,000	596,755

					21,463,464

Montana (3.96%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	956,595
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	577,658
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,141,749
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,166,146
City of Forsythe, Montana, Pollution Control Revenue Refunding Bonds, (Portland General Electric Company Project), Series 1998A (Non-AMT)	2.125%	05/01/2033	A	5,000,000	5,218,600
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,211,457
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	670,930

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	$520,000	$603,730
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	607,470
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	896,209
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	995,101
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	654,400
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2034	A+	1,000,000	1,199,730
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,069,922
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,376,162
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	977,259
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2035	A+	750,000	898,155
State of Montana, The Board of Regents of Higher Education, The University of Montana, General Revenue Bonds, Series 2019B	3.000%	11/15/2035	Aa3	3,660,000	4,002,173
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2036	A+	750,000	832,650
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	674,991
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2036	A+	965,000	1,152,278
K-12 School District No. 1 (Townsend), Broadwater County, Montana, General Obligation School Building Bonds, Series 2020	3.000%	07/01/2037	A+	465,000	514,620

					28,397,985

Nebraska (1.77%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,317,167
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2023	AA-	1,560,000	1,601,215
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	157,951
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	207,900
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2026	AA-	1,925,000	1,975,859
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	176,790
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	298,845
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	293,393
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015 (Prerefunded to 12-15-2025 @ 100) (b)	5.000%	12/15/2029	AA-	260,000	313,448
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	380,952
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2030	AA-	700,000	816,711
Nebraska Public Power District, General Revenue Bonds, 2014 Series A (Foward Refunding to 01-01-2022 @ 100) (b)	5.000%	01/01/2031	A1	1,900,000	1,953,789

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2032	AA-	$565,000	$659,202
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	1,105,000	1,243,037
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,275,683

					12,671,942

Nevada (0.49%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,480,892

New Jersey (2.00%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,778,497
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	779,040
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	626,550
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B (Prerefunded to 12-15-2022 @ 100) (b)	4.000%	12/15/2023	AA+	465,000	492,830
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,414,599
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,710,153
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,129,710
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,196,704
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,234,140

					14,362,223

New Mexico (3.29%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,066,000
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,071,715
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,095,675
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,306,988
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	225,000	242,615
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	754,068
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	A1	900,000	993,600
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,644,048
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	781,006
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	A1	900,000	996,183
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,634,352
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	807,810
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,480,562
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,156,580

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	A1	$1,800,000	$2,264,382
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	A1	2,600,000	3,265,730

					23,561,314

New York (0.86%)
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	A+	3,000,000	3,348,270
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,844,500

					6,192,770

North Carolina (2.28%)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2026	AA-	1,960,000	2,362,074
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,301,718
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2028	AA-	890,000	1,134,047
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	813,337
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2029	AA-	935,000	1,216,669
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	307,917
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2030	AA-	500,000	663,940
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2031	AA-	500,000	660,180
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa2	2,850,000	3,154,465
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,138,310
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2033	AA-	750,000	983,925
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2035	AA-	1,000,000	1,305,270
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2037	AA-	1,000,000	1,298,490

					16,340,342

North Dakota (1.38%)
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	897,857
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	882,231
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	871,832
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,856,059
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,095,530
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,141,991

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa2	$1,350,000	$1,479,748
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa2	1,550,000	1,705,341

					9,930,589

Ohio (6.09%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,076,810
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	2,889,700
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	727,940
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	190,000	196,578
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,447,246
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	968,004
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,099,290
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	195,083
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	A1	1,250,000	1,376,275
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,069,210
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,801,503
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2028	Aa2	225,000	251,829
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2029	Aa2	800,000	893,656
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2029	Aa2	200,000	223,848
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2030	Aa2	1,335,000	1,491,288
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	276,043
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	397,226
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	864,915
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	257,657

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	$350,000	$403,263
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,603,815
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	257,059
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2032	Aa3	315,000	355,219
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation -Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	2,014,373
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	431,254
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	431,283
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2033	Aa3	235,000	264,690
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	601,945
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	459,124
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	790,000	938,591
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2034	Aa3	1,065,000	1,172,703
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation -Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,145,650
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	600,715
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax)	3.000%	12/01/2034	Aa3	750,000	850,350
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	1,001,525
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa3	1,870,000	2,095,990
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	599,535
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax)	3.000%	12/01/2035	Aa3	1,000,000	1,130,980
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	475,000	560,234
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2036	Aa3	3,000,000	3,661,890
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2036	Aa3	685,000	750,712
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,197,600
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax)	3.000%	12/01/2036	Aa3	800,000	901,880

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
North Canton City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2020	3.000%	11/01/2037	Aa3	$955,000	$1,043,901
Gahanna-Jefferson City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2021, (General Obligation - Unlimited Tax)	3.000%	12/01/2037	Aa3	1,500,000	1,685,955

					43,664,337

Oklahoma (1.33%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,507,250
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,109,080
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,076,743
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,855,740

					9,548,563

Oregon (0.92%)
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	424,872
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	167,617
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014 (Prerefunded to 06-15-2024 @ 100) (b)	5.000%	06/15/2028	A+	2,500,000	2,859,775
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,178,402

					6,630,666

Pennsylvania (0.86%)
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	394,815
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	352,888
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt) (Prerefunded to 10-01-2022 @ 100) (b)	5.000%	10/01/2030	AA	1,500,000	1,597,710
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,587,249
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021	3.000%	12/15/2033	A+	400,000	449,912
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021	3.000%	12/15/2035	A+	800,000	895,264
County of Jefferson, (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2021	3.000%	12/15/2037	A+	770,000	856,356

					6,134,194

South Carolina (1.56%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,425,227
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A (Prerefunded to 09-01-2021 @ 100) (b)	4.000%	03/01/2023	Aa3	1,675,000	1,691,264
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	408,154
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	566,743
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,227,279

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B (Prerefunded to 03-01-2023 @ 100) (b)	5.000%	03/01/2030	Aa3	$2,160,000	$2,344,313
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	582,797
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2019A	3.000%	02/01/2035	Aa1	1,750,000	1,961,155

					11,206,992

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	254,488

Tennessee (1.23%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,225,470
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	941,384
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,035,522
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,213,844
The City of Portland, Tennessee, Water and Sewer System Revenue Bonds, Series 2020	4.000%	04/01/2035	A	1,225,000	1,450,498
City of Memphis, Tennessee Memphis Light, Gas and Water Division, Electric System Revenue Bonds, Series 2020A	3.000%	12/01/2035	A+	1,000,000	1,133,820
City of Memphis, Tennessee Memphis Light, Gas and Water Division, Electric System Revenue Bonds, Series 2020A	3.000%	12/01/2036	A+	1,640,000	1,853,495

					8,854,033

Texas (2.75%)
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,824,625
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,545,015
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2032	Aa3	250,000	311,388
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,158,020
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2033	Aa3	200,000	249,078
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	AA	1,565,000	1,655,473
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2034	Aa3	280,000	328,418
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	AA	2,710,000	2,863,792
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2035	Aa3	200,000	234,210
Harris County, Texas, Toll Road First Lien Revenue and Refunding Bonds, Series 2021	4.000%	08/15/2035	Aa2	1,000,000	1,233,140
City Of Beaumont, Texas, (A political subdivision of the State of Texas located within Jefferson County, Texas), Waterworks and Sewer System Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2035	A1	1,515,000	1,834,347
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2036	Aa3	325,000	379,828
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2036	A+	750,000	898,177
Harris County, Texas, Toll Road First Lien Revenue and Refunding Bonds, Series 2021	4.000%	08/15/2036	Aa2	1,000,000	1,229,480

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
City Of Beaumont, Texas, (A political subdivision of the State of Texas located within Jefferson County, Texas), Waterworks and Sewer System Revenue and Refunding Bonds, Series 2020A	4.000%	09/01/2036	A1	$1,720,000	$2,076,332
Waco Education Finance Corporation, Revenue Refunding Bonds, Baylor University Issue, Series 2020A, (Tax-Exempt Fixed Rate Bonds)	4.000%	03/01/2037	A+	725,000	865,664

					19,686,987

Utah (0.93%)
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,369,507
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,170,410
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,951,100
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,168,150

					6,659,167

Vermont (0.54%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	223,206
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	241,841
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	324,108
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	521,114
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	336,205
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	551,884
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	910,000	1,151,687
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	555,562

					3,905,607

Virginia (0.57%)
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	687,655
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,296,218
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D (Prerefunded to 08-01-2022 @ 100) (b)	4.000%	08/01/2030	Aa1	2,000,000	2,090,700

					4,074,573

Washington (6.66%)
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,947,187
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,406,046
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,270,080
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,688,200
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	448,948

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	$1,090,000	$1,242,164
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,206,660
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	390,649
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,158,050
Public Utility District No. 1 of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2029	Baa2	895,000	956,361
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,116,940
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,222,800
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,833,584
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,096,689
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2030	Baa2	920,000	974,133
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,872,500
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,344,356
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2031	Baa2	945,000	991,702
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	983,489
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2019	3.000%	12/01/2033	AA+	5,095,000	5,627,122
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,854,100
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,210,121
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	596,114
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,250,590
Public Utility District No. 1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2035	A1	500,000	602,210
Public Utility District No. 1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2036	A1	400,000	480,268
Public Utility District No. 1 of Okanogan County, Washington, Electric System Revenue Bonds, 2020 Series A	4.000%	12/01/2037	A1	800,000	957,760

					47,728,823

West Virginia (1.43%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prererfunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	A3	2,510,000	2,550,888
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2024	Aa3	3,200,000	3,252,128
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2025	AA-	1,105,000	1,144,040
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	250,000	288,132
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	135,566

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (Prerefunded to 05-01-2022 @ 100) (b)	4.000%	05/01/2026	AA-	$2,180,000	$2,257,019
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	625,782

					10,253,555

Wisconsin (6.19%)
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,144,020
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,003,440
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,754,904
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,132,717
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2027	Aa3	340,000	376,244
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2028	Aa3	275,000	304,315
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2024 @ 100) (b)	4.000%	04/01/2029	Aa3	400,000	442,640
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,149,740
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,734,164
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,299,480
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,522,796
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,281,046
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,086,810
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,292,691
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	850,000	922,837
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	350,904
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,528,614
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2031	AA+	1,300,000	1,472,705
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,222,245
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,696,253
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,652,650
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,385,846
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	786,179
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2032	AA+	1,325,000	1,496,375
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2033	AA+	1,375,000	1,547,934
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,609,050

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2021

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	AA	$1,405,000	$1,529,385
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,667,470

					44,393,454

Total Long-term Municipal Bonds
(cost $651,823,636)					694,456,141

				Shares	Value
Short-term Investments (2.19%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.03% (d)				15,677,224	15,677,224

Total Short-term Investments
(cost $15,677,224)					15,677,224

TOTAL INVESTMENTS (99.04%)
(cost $667,500,860)					710,133,365
OTHER ASSETS, NET OF LIABILITIES (0.96%)					6,872,815

NET ASSETS (100.00%)					$717,006,180

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is the 7-day yield as of May 31, 2021.

NR - Not Rated

40	See accompanying notes to financial statements.

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STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2021

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,458,561,180	1,030,542,793	459,164,055	667,500,860

Investments in securities at market value	$6,731,981,863	2,408,552,110	465,920,080	710,133,365
Cash	1,915,607	1,915,682	—	—
Receivables:
Dividends and interest	15,967,306	7,470,308	2,059,403	7,096,240
Shares of the Fund sold	2,689,948	1,296,660	98,761	265,263
SFIMC	35,333	13,506	2,875	4,287
Due from bank	0	150	0	0
Prepaid expenses	98,168	47,155	12,428	17,519

Total assets	6,752,688,225	2,419,295,571	468,093,547	717,516,674

Liabilities and Net Assets
Distributions to shareholders	—	—	39,586	356,774
Payables:
Shares of the Fund redeemed	1,708,705	1,271,316	239,496	8,806
Trustees’ fees and expenses	20,083	8,087	1,748	2,634
Due to bank	150	0	0	0
Due to affiliates	561,715	226,459	51,349	86,639
Accrued liabilities	157,128	102,134	56,634	55,641

Total liabilities	2,447,781	1,607,996	388,813	510,494

Net assets applicable to shares outstanding of common stock	$6,750,240,444	2,417,687,575	467,704,734	717,006,180

Fund shares outstanding (no par value, unlimited number of shares authorized)	59,240,928	26,508,009	45,636,928	80,012,581
Net asset value, offering price and redemption price per share	$113.95	91.21	10.25	8.96

Analysis of Net Assets
Paid-in-capital	$1,342,422,223	940,816,316	461,221,443	674,054,129
Total distributable earnings (loss)	5,407,818,221	1,476,871,259	6,483,291	42,952,051

Net assets applicable to shares outstanding	$6,750,240,444	2,417,687,575	467,704,734	717,006,180

42	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

May 31, 2021

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$66,075,475	17,400,669	—	—
Interest	4,638	8,219,847	2,947,035	11,444
Tax-exempt interest	—	—	—	9,211,086

	66,080,113	25,620,516	2,947,035	9,222,530
Less: foreign withholding taxes	(554,428)	(248,971)	—	—

Total investment income	65,525,685	25,371,545	2,947,035	9,222,530
Expenses:
Investment advisory and management fees	3,188,030	1,246,002	278,954	400,015
Trustees’ fees and expenses	164,206	63,567	14,733	20,056
Reports to shareholders	76,162	16,754	9,619	8,766
Professional fees	48,740	27,266	3,694	5,774
Audit fees	40,594	40,194	40,360	40,205
Errors and omissions insurance	32,050	15,570	6,159	7,114
Custodian fees	73,854	38,582	7,359	5,564
ICI dues	40,048	15,631	3,462	5,291
Regulatory Fees	18,813	12,719	16,035	12,367
Fidelity bond expense	1,351	620	141	213
Securities valuation fees	5,026	84,350	13,846	88,002

Total expenses	3,688,874	1,561,255	394,362	593,367
Less: expense reimbursement from SFIMC	(35,631)	(13,506)	(2,875)	(4,287)

Net expenses	3,653,243	1,547,749	391,487	589,080

Net investment income	61,872,442	23,823,796	2,555,548	8,633,450
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	75,128,604	76,700,685	118,270	274,004
Net realized gain (loss) on foreign currency transactions	(12,366)	(4,088)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	946,525,776	204,825,149	(5,819,117)	(6,211,222)

Net realized and unrealized gain (loss) on investments	1,021,642,014	281,521,746	(5,700,847)	(5,937,218)

Net change in net assets resulting from operations	$1,083,514,456	305,345,542	(3,145,299)	2,696,232

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2021 (Unaudited) and the year ended November 30, 2020	2021	2020
From operations:
Net investment income	$61,872,442	122,110,348
Net realized gain (loss)	75,116,238	50,580,861
Change in net unrealized appreciation or depreciation	946,525,776	495,954,432

Net change in net assets resulting from operations	1,083,514,456	668,645,641
Distributions to shareholders from and in excess of:
Distributions (Net investment income, Net realized gain)	(107,166,262)	(181,531,414)

Total distributions to shareholders	(107,166,262)	(181,531,414)
From Fund share transactions:
Proceeds from shares sold	159,554,690	245,052,230
Reinvestment of distributions	100,311,561	170,226,604

	259,866,251	415,278,834
Less payments for shares redeemed	(305,737,138)	(585,160,917)

Net increase (decrease) in net assets from Fund share transactions	(45,870,887)	(169,882,083)

Total increase (decrease) in net assets	930,477,307	317,232,144

Net assets:
Beginning of period	5,819,763,137	5,502,530,993

End of period	$6,750,240,444	5,819,763,137

Share Information
Sold	1,498,724	2,888,825
Issued in reinvestment of distributions	1,009,985	1,943,120
Redeemed	(2,881,858)	(6,785,766)

Net increase (decrease)	(373,149)	(1,953,821)

44	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2021	2020	2021	2020	2021	2020

23,823,796	47,326,599	2,555,548	5,811,934	8,633,450	18,120,053
76,696,597	17,222,752	118,270	(4,405)	274,004	671,779
204,825,149	163,695,182	(5,819,117)	9,183,914	(6,211,222)	18,059,864

305,345,542	228,244,533	(3,145,299)	14,991,443	2,696,232	36,851,696

(39,455,571)	(55,983,773)	(2,555,548)	(5,811,934)	(9,259,687)	(18,438,528)

(39,455,571)	(55,983,773)	(2,555,548)	(5,811,934)	(9,259,687)	(18,438,528)

77,432,247	133,601,946	73,754,040	272,566,071	38,962,061	78,430,037
37,548,870	53,290,330	2,108,204	5,716,538	6,582,023	15,338,456

114,981,117	186,892,276	75,862,244	278,282,609	45,544,084	93,768,493
(214,244,550)	(229,868,707)	(97,629,539)	(142,990,378)	(62,984,478)	(82,077,036)

(99,263,433)	(42,976,431)	(21,767,295)	135,292,231	(17,440,394)	11,691,457

166,626,538	129,284,329	(27,468,142)	144,471,740	(24,003,849)	30,104,625

2,251,061,037	2,121,776,708	495,172,876	350,701,136	741,010,029	710,905,404

2,417,687,575	2,251,061,037	467,704,734	495,172,876	717,006,180	741,010,029

893,323	1,807,747	7,115,629	26,310,110	4,209,678	8,786,824
455,635	717,928	239,890	552,545	848,750	1,714,383
(2,406,652)	(3,118,768)	(9,496,361)	(13,820,577)	(7,020,507)	(9,318,579)

(1,057,694)	(593,093)	(2,140,842)	13,042,078	(1,962,079)	1,182,628

See accompanying notes to financial statements.	45

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2021. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2021, the Municipal Bond Fund did not have any when-issued securities.

New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Funds applied the amendments beginning with the fiscal period ended November 30, 2021. This change had no impact on the Trust’s financial statements.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The Board assigns to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$6,628,987,880	$—	$—	$6,628,987,880

Short-term Investments	102,993,983	—	—	102,993,983
Balanced Fund

Common Stocks (a)	1,717,311,510	—	—	1,717,311,510

Corporate Bonds	—	391,318,062	—	391,318,062

Foreign Government Bonds	—	2,147,320	—	2,147,320

Agency Commercial Mortgage-Backed

Securities	—	78,753,496	—	78,753,496

U.S. Treasury Obligations	—	167,711,881	—	167,711,881

Short-term Investments	51,309,841	—	—	51,309,841
Interim Fund

U.S. Treasury Obligations	—	460,817,453	—	460,817,453

Short-term Investments	5,102,627	—	—	5,102,627
Municipal Bond Fund

Long-term Municipal Bonds	—	694,456,141	—	694,456,141

Short-term Investments	15,677,224	—	—	15,677,224

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2020 or for the six months ended May 31, 2021.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Proposed Reorganizations with Advisers Investment Trust

At a special meeting held on March 11, 2021, the Board of Trustees of State Farm Associates’ Funds Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Associates’ Funds Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into newly created corresponding series (each, an “Acquiring Fund”) of Advisers Investment Trust, a Delaware statutory trust (the “AIT Trust”). At a special joint meeting held on June 17, 2021, the shareholders of each Target Fund approved the Agreement and Plan of Reorganization. The Reorganizations are subject to the completion of certain conditions.

Target Funds (each a series of State Farm Associates’ Funds Trust)	Acquiring Funds (each a series of Advisers Investment Trust)
State Farm Growth Fund	State Farm Growth Fund
State Farm Balanced Fund	State Farm Balanced Fund
State Farm Interim Fund	State Farm Interim Fund
State Farm Municipal Bond Fund	State Farm Municipal Bond Fund

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the acquisition by AIT Trust, on behalf of each of its series, of all of the assets of a corresponding Target Fund, in exchange for shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”), and the assumption by the AIT Trust, on behalf of each Acquiring Fund, of the liabilities of each corresponding Target Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of each corresponding Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Funds; and (iii) the dissolution of each Target Fund as soon as practicable after the closing of the Reorganizations.

It is anticipated that the closing date for the Reorganizations will be during the third calendar quarter of 2021. Each Reorganization is proposed to be conducted separately from the others, and a Fund that is not a party to a Reorganization will incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to the Plan. If any one or more Reorganizations should fail to be consummated, such failure will not affect the other Reorganizations in any way. No Reorganization of any Target Fund is conditioned upon the Reorganization of any other Target Fund.

5.	Income Taxes and Distributions to Shareholders

As of May 31, 2021, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2020, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2020.

As of May 31, 2021, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,458,561,180	$5,311,870,394	$(38,449,711)	$5,273,420,683
Balanced Fund	1,030,542,793	1,398,949,905	(20,940,588)	1,378,009,317
Interim Fund	459,164,055	9,194,875	(2,438,850)	6,756,025
Municipal Bond Fund	667,500,860	42,726,041	(93,536)	42,632,505

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

On June 24, 2021, the Growth Fund declared an ordinary income dividend of $1.02 per share to shareholders of record on June 23, 2021 (reinvestment date June 24, 2021).

On June 24, 2021, the Balanced Fund declared an ordinary income dividend of $0.87 per share to shareholders of record on June 23, 2021 (reinvestment date June 24, 2021).

For the year ended November 30, 2020, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2020, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2020	Short-term	Long-term	Total
Interim Fund	$—	$6,148	$384,855	$391,003

As of November 30, 2020, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$53,683,961	$50,874,602	$4,326,911,464	$—	$4,431,470,027
Balanced Fund	20,512,978	17,279,057	1,173,189,253	—	1,210,981,288
Interim Fund	—	—	12,575,142	(391,003)	12,184,139
Municipal Bond Fund	—	671,779	48,705,924	—	49,377,703

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain capital accounts without impacting its net asset value.

As of November 30, 2020, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss) (a)	Accumulated Undistributed Net Investment Income (Loss) (a)
Growth Fund	$—	$293,741	$(293,741)
Balanced Fund	—	56,305	(56,305)

(a) These components are each included as part of total distributable earnings (loss) within the Statements of Assets and Liabilities.

The tax character of distributions was designated as follows for the year ended November 30,2020.

2020	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Growth Fund	$—	$129,137,348	$52,394,066	$181,531,414
Balanced Fund	—	49,929,057	6,054,716	55,983,773
Interim Fund	—	5,811,934	—	5,811,934
Municipal Bond Fund	18,201,882	56,101	180,545	18,438,528

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

6.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million
Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $25 million at any one time to the Funds. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2021.

7.	Investment Transactions

For the six months ended May 31, 2021, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Growth Fund	$—	$178,461,093	$—	$—
Balanced Fund	9,958,392	155,413,520	9,765,234	15,000,000
Interim Fund	—	—	28,129,844	49,669,883
Municipal Bond Fund	34,326,199	42,915,760	—	—

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Principal Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

Management Risk

The assessment by the Funds’ investment adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk

Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Interest Rate Risk and Call Risk

The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk

The risk that a bond issuer fails to make principal or interest payments when due to a Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Municipal Bond Risk

Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk

The investment adviser to the Funds may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value a Fund has placed on those securities.

Tax Risk

The Growth Fund’s and Balanced Fund’s long-term ownership strategies historically has resulted in a low rate of turnover in their portfolios. Therefore, these Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Growth Fund or Balanced Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Growth Fund or Balanced Fund has unrealized gains might eventually cost you money in taxes.

Long-term Ownership Strategy Risk

The investment approach for the Growth Fund and the Balanced Fund generally emphasizes buying and holding securities over long periods. As such, the Growth Fund or the Balanced Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause such Fund to under perform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Income Risk

The risk that the income from the bonds a Fund holds will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

9.	Coronavirus Disease 2019

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2021 (Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$97.62		89.37	81.06	80.41	70.41	73.38
Income from Investment Operations
Net investment income (a)	1.04		1.99	2.13	1.93	1.84	1.75
Net gain (loss) on investments (both realized and unrealized)	17.10		9.22	9.30	1.51	10.50	4.15

Total from investment operations	18.14		11.21	11.43	3.44	12.34	5.90

Less Distributions
Net investment income	(0.95)		(2.11)	(2.09)	(1.90)	(1.78)	(1.76)
Net realized gain	(0.86)		(0.85)	(1.03)	(0.89)	(0.56)	(7.11)

Total distributions	(1.81)		(2.96)	(3.12)	(2.79)	(2.34)	(8.87)

Net asset value, end of period	$113.95		97.62	89.37	81.06	80.41	70.41

Total Return	18.85	%(b)	12.96%	14.91%	4.41%	17.91%	9.54%
Ratios/Supplemental Data
Net assets, end of period (millions)	$6,750.2		5,819.8	5,502.5	4,992.6	4,960.5	4,296.6
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.99	%(c)	2.29%	2.62%	2.42%	2.46%	2.59%
Portfolio turnover rate (d)	0	%(c)	0%	1%	0%	1%	0%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1 % for the year ended November 30, 2018.

54	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2021 (Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$81.66		75.35	68.52	68.84	63.19	66.38
Income from Investment Operations
Net investment income (a)	0.86		1.69	1.81	1.70	1.65	1.63
Net gain (loss) on investments (both realized and unrealized)	10.13		6.62	7.30	(0.03)	5.75	1.76

Total from investment operations	10.99		8.31	9.11	1.67	7.40	3.39

Less Distributions
Net investment income	(0.81)		(1.78)	(1.79)	(1.68)	(1.63)	(1.69)
Net realized gain	(0.63)		(0.22)	(0.49)	(0.31)	(0.12)	(4.89)

Total distributions	(1.44)		(2.00)	(2.28)	(1.99)	(1.75)	(6.58)

Net asset value, end of period	$91.21		81.66	75.35	68.52	68.84	63.19

Total Return	13.64	%(b)	11.31%	13.82%	2.49%	11.93%	5.83%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,417.7		2,251.1	2,121.8	1,935.4	1,951.1	1,766.3
Average net asset ratios
Expenses	0.13	%(c)	0.14%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.03	%(c)	2.27%	2.59%	2.50%	2.52%	2.63%
Portfolio turnover rate	2	%(c)	3%	4%	5%	4%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	55

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2021 (Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.36		10.10	9.76	9.87	9.92	9.99
Income from Investment Operations
Net investment income	0.05		0.14	0.17	0.14	0.12	0.12
Net gain (loss) on investments (both realized and unrealized)	(0.11)		0.26	0.34	(0.11)	(0.05)	(0.07)

Total from investment operations	(0.06)		0.40	0.51	0.03	0.07	0.05

Less Distributions
Net investment income	(0.05)		(0.14)	(0.17)	(0.14)	(0.12)	(0.12)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.05)		(0.14)	(0.17)	(0.14)	(0.12)	(0.12)

Net asset value, end of period	$10.25		10.36	10.10	9.76	9.87	9.92

Total Return	(0.55	)%(a)	4.02%	5.26%	0.33%	0.71%	0.45%
Ratios/Supplemental Data
Net assets, end of period (millions)	$467.7		495.2	350.7	337.9	360.4	396.3
Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.17%	0.17%	0.16%	0.16%
Net investment income	1.06	%(b)	1.38%	1.71%	1.45%	1.21%	1.15%
Portfolio turnover rate	12	%(b)	20%	20%	16%	13%	13%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

56	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2021 (Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.04		8.80	8.44	8.61	8.53	8.80
Income from Investment Operations
Net investment income	0.10		0.23	0.24	0.25	0.26	0.26
Net gain (loss) on investments (both realized and unrealized)	(0.07)		0.24	0.36	(0.17)	0.08	(0.27)

Total from investment operations	0.03		0.47	0.60	0.08	0.34	(0.01)

Less Distributions
Net investment income	(0.10)		(0.23)	(0.24)	(0.25)	(0.26)	(0.26)
Net realized gain(a)	(0.01)		—	—	—	—	—

Total distributions	(0.11)		(0.23)	(0.24)	(0.25)	(0.26)	(0.26)

Net asset value, end of period	$8.96		9.04	8.80	8.44	8.61	8.53

Total Return	0.34	%(b)	5.40%	7.19%	0.99%	3.99%	(0.16)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$717.0		741.0	710.9	675.4	698.6	704.1
Average net asset ratios
Expenses	0.16	%(c)	0.16%	0.16%	0.16%	0.15%	0.16%
Net investment income	2.38	%(c)	2.53%	2.74%	2.93%	2.98%	2.95%
Portfolio turnover rate	10	%(c)	10%	14%	12%	9%	7%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020, 2019 and 2018.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	57

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

190-4059.22-CH

AP2021/07/9815

7-2021
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective. (b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 23, 2021

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	July 23, 2021